DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Eurozone Hedged Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Austria - 1.0%
Agrana Beteiligungs AG	75	$1,349
ANDRITZ AG	323	19,969
AT&S Austria Technologie & Systemtechnik AG	101	3,344
BAWAG Group AG, 144A*	388	24,192
CA Immobilien Anlagen AG	183	5,226
DO & CO AG*	16	1,818
Erste Group Bank AG	1,597	62,803
EVN AG	153	3,358
IMMOFINANZ AG*	153	1,992
Kontron AG	171	3,427
Lenzing AG	62	4,708
Oesterreichische Post AG(a)	166	5,864
OMV AG	662	32,286
Palfinger AG	62	2,066
Porr AG	36	533
Raiffeisen Bank International AG*	624	10,428
Schoeller-Bleckmann Oilfield Equipment AG	62	4,492
Semperit AG Holding	41	984
UNIQA Insurance Group AG	999	8,517
Verbund AG	301	26,138
Vienna Insurance Group AG Wiener Versicherung Gruppe	153	4,280
voestalpine AG	493	18,261
Wienerberger AG	496	15,466

(Cost $248,257)		261,501

Belgium - 3.0%
Ackermans & van Haaren NV	103	17,464
Aedifica SA REIT	182	15,419
Ageas SA/NV	714	32,270
AGFA-Gevaert NV*	700	2,073
Anheuser-Busch InBev SA/NV	3,968	240,192
Barco NV	352	10,037
Bekaert SA	140	6,193
bpost SA	379	2,024
Cofinimmo SA REIT	141	13,042
Deme Group NV*	36	4,533
D’ieteren Group	115	22,320
Econocom Group SA/NV	483	1,566
Elia Group SA/NV	142	18,744
Etablissements Franz Colruyt NV	332	8,986
Euronav NV	777	14,218
Fagron	301	4,868
Galapagos NV*	232	8,559
Groupe Bruxelles Lambert NV	454	38,185
Immobel SA	16	900
Intervest Offices & Warehouses NV REIT	88	1,861
Ion Beam Applications	88	1,718
KBC Ancora	153	7,930
KBC Group NV	1,116	83,454
Kinepolis Group NV*	62	2,728
Melexis NV	90	9,748
Montea NV REIT	49	4,037
Ontex Group NV*	301	2,386
Proximus SADP	754	6,954
Recticel SA	184	3,336
Retail Estates NV REIT	49	3,602
Sofina SA	67	16,753
Solvay SA	335	38,356
Telenet Group Holding NV	184	2,849
Tessenderlo Group SA*	88	2,955
UCB SA	568	48,891
Umicore SA	933	31,154
VGP NV	54	4,861
Warehouses De Pauw CVA REIT	737	22,575
X-Fab Silicon Foundries SE, 144A*	197	1,858
Xior Student Housing NV REIT	140	4,687

(Cost $885,353)		764,286

Finland - 3.3%
Aktia Bank OYJ	517	5,698
Anora Group OYJ	153	1,044
Cargotec OYJ, Class B	179	9,122
Citycon OYJ*(a)	288	2,120
Elisa OYJ	704	40,001
Finnair OYJ*	2,126	1,274
Fortum OYJ	2,026	30,986
F-Secure OYJ*	327	1,150
Huhtamaki OYJ(a)	430	15,186
Incap OYJ	205	3,803
Kemira OYJ	413	7,920
Kempower OYJ*(a)	118	3,220
Kesko OYJ, Class B	1,209	26,304
Kojamo OYJ	597	7,918
Kone OYJ, Class B	1,516	78,811
Konecranes OYJ	259	8,829
Marimekko OYJ	119	1,159
Metsa Board OYJ, Class B	789	6,910
Metso Outotec OYJ	2,843	30,311
Musti Group OYJ*	104	1,953
Neste OYJ	1,893	91,482
Nokia OYJ	24,598	113,943
Nokian Renkaat OYJ	542	4,926
Oriola OYJ, Class B	431	701
Orion OYJ, Class B	491	23,136
Outokumpu OYJ	1,533	9,210
Puuilo OYJ(a)	169	1,157
QT Group OYJ*	66	4,902
Revenio Group OYJ	101	3,728
Rovio Entertainment OYJ, 144A	197	1,701
Sampo OYJ, Class A	2,221	108,155
Sanoma OYJ	416	3,876
Stora Enso OYJ, Class R	2,754	39,018

Talenom OYJ	79	687
TietoEVRY OYJ	375	11,923
Tokmanni Group Corp.	223	3,175
UPM-Kymmene OYJ	2,387	86,624
Uponor OYJ	233	4,342
Valmet OYJ(a)	779	25,765
Wartsila OYJ Abp	2,353	22,787
YIT OYJ	529	1,506

(Cost $862,588)		846,463

France - 33.6%
AB Science SA*	101	773
ABC arbitrage	88	596
Accor SA*	789	26,271
Aeroports de Paris*	140	20,353
Air France-KLM*(a)	5,045	9,448
Air Liquide SA	2,388	380,283
Airbus SE	2,695	353,519
AKWEL	36	608
ALD SA, 144A	624	8,290
Alstom SA(a)	1,442	42,446
Altarea SCA REIT	13	1,752
Alten SA	141	22,072
Amundi SA, 144A	275	18,150
Antin Infrastructure Partners SA	156	3,416
Arkema SA	261	26,546
Atos SE*(a)	429	6,098
Aubay	16	823
AXA SA	8,560	270,259
Believe SA*	88	1,082
Beneteau SA	114	2,035
BioMerieux	195	19,128
BNP Paribas SA	5,052	353,473
Boiron SA	16	714
Bollore SE	4,090	22,884
Bonduelle SCA	49	678
Bouygues SA	1,023	34,668
Bureau Veritas SA	1,322	37,837
Capgemini SE	750	141,084
Carmila SA REIT*	232	3,470
Carrefour SA	2,781	55,035
Casino Guichard Perrachon SA*(a)	153	1,555
CGG SA*	2,909	2,530
Chargeurs SA	75	1,130
Cie de Saint-Gobain	2,205	131,374
Cie des Alpes*	37	553
Cie Generale des Etablissements Michelin SCA	3,155	99,227
Cie Plastic Omnium SA	223	4,029
Coface SA	390	5,759
Covivio SA REIT	218	13,996
Credit Agricole SA	5,699	69,694
Danone SA	2,920	164,431
Dassault Aviation SA	114	19,618
Dassault Systemes SE	3,071	118,819
Derichebourg SA	454	2,932
Edenred	1,126	63,503
Eiffage SA	378	41,580
Elior Group SA, 144A*	405	1,547
Elis SA	872	15,679
Engie SA	8,443	123,558
Equasens	28	2,334
Eramet SA	63	6,783
Esker SA	16	2,571
EssilorLuxottica SA	1,327	230,747
Etablissements Maurel et Prom SA	440	1,643
Eurazeo SE	195	13,159
Euroapi SA*(a)	218	3,574
Eutelsat Communications SA(a)	767	5,366
Faurecia SE*	698	15,290
Fnac Darty SA(a)	62	2,366
Gaztransport Et Technigaz SA	118	12,350
Gecina SA REIT	230	26,541
Getlink SE	1,983	33,401
Hermes International	144	261,286
ICADE REIT(a)	166	8,322
ID Logistics Group*	12	3,858
Imerys SA	140	6,228
Interparfums SA	88	5,864
Ipsen SA	170	19,437
IPSOS	180	11,061
JCDecaux SE*	246	5,631
Kaufman & Broad SA	51	1,564
Kering SA	342	200,762
Klepierre SA REIT*	961	24,059
Korian SA(a)	325	2,659
La Francaise des Jeux SAEM, 144A	470	18,587
Legrand SA	1,233	114,243
LISI	65	1,726
L’Oreal SA	1,101	436,814
LVMH Moet Hennessy Louis Vuitton SE	1,261	1,052,337
Maisons du Monde SA, 144A	166	1,982
Manitou BF SA	36	1,019
McPhy Energy SA*(a)	78	1,122
Mercialys SA REIT	287	3,200
Mersen SA	75	3,542
Metropole Television SA	101	1,511
Neoen SA, 144A	210	7,588
Nexans SA	103	9,947
Nexity SA	166	4,414
Orange SA	9,026	103,029
Orpea SA*(a)	275	747
Pernod Ricard SA	940	196,561
PEUGEOT INVEST	16	1,753
Publicis Groupe SA	1,026	81,650

Quadient SA	140	2,431
Remy Cointreau SA	104	18,304
Renault SA*	884	39,710
Rexel SA*	1,115	27,773
Rubis SCA	364	10,072
Safran SA	1,559	220,894
Sanofi	5,196	488,523
Sartorius Stedim Biotech	129	42,120
Schneider Electric SE	2,471	397,577
SCOR SE	711	17,485
SEB SA(a)	106	12,265
SES-imagotag SA*	16	2,024
SMCP SA, 144A*	153	1,197
Societe BIC SA	101	6,538
Societe Generale SA	3,744	108,188
Sodexo SA	418	38,791
SOITEC*	118	17,623
Sopra Steria Group SACA	65	12,863
SPIE SA	612	16,817
Technip Energies NV	620	12,033
Teleperformance	276	71,814
Television Francaise 1	158	1,263
Thales SA	506	70,753
TotalEnergies SE	11,354	703,375
Trigano SA	49	6,582
Ubisoft Entertainment SA*	456	10,071
Unibail-Rodamco-Westfield REIT*(a)	522	33,094
Valeo	911	19,016
Vallourec SA*(a)	599	8,569
Valneva SE*(a)	454	2,632
Veolia Environnement SA	3,097	92,735
Verallia SA, 144A	301	12,162
Vicat SA	80	2,513
Vilmorin & Cie SA	36	1,837
Vinci SA	2,453	279,795
Virbac SA	15	4,490
Vivendi SE	3,233	33,334
Voltalia SA*(a)	292	5,528
Wavestone	53	2,752
Wendel SE	129	14,668
Worldline SA, 144A*	1,130	47,234

(Cost $8,013,508)		8,611,378

Germany - 23.0%
1&1 AG	169	2,027
Aareal Bank AG*	287	9,835
About You Holding SE*	153	859
Adesso SE	12	1,924
adidas AG	733	109,828
ADVA Optical Networking SE*	156	3,821
AIXTRON SE	496	15,256
Allianz SE	1,836	431,401
Amadeus Fire AG	16	2,082
Atoss Software AG	15	2,577
AURELIUS Equity Opportunities SE & Co. KGaA	166	2,767
Aurubis AG	145	14,223
Auto1 Group SE, 144A*	388	2,959
BASF SE	4,207	215,701
Basler AG	36	1,089
Bayer AG	4,478	266,611
Bayerische Motoren Werke AG	1,481	153,121
BayWa AG	52	2,343
Bechtle AG	377	15,922
Beiersdorf AG	472	56,414
Bertrandt AG	16	817
Bilfinger SE	171	6,808
Borussia Dortmund GmbH & Co. KGaA*	313	1,414
Brenntag SE	687	51,882
CANCOM SE	156	5,475
Carl Zeiss Meditec AG	182	24,313
CECONOMY AG*(a)	702	1,849
Cewe Stiftung & Co. KGaA	16	1,601
Commerzbank AG*	4,798	58,488
CompuGroup Medical SE & Co. KGaA	102	4,855
Continental AG	523	37,616
Covestro AG, 144A	920	40,529
CropEnergies AG	184	2,265
CTS Eventim AG & Co. KGaA*	270	17,763
CureVac NV*	249	2,146
Daimler Truck Holding AG*	2,014	63,938
Datagroup SE	16	1,124
Delivery Hero SE, 144A*	739	29,851
Dermapharm Holding SE	75	3,054
Deutsche Bank AG(b)	9,551	119,204
Deutsche Beteiligungs AG*	62	2,039
Deutsche Boerse AG	867	151,309
Deutsche EuroShop AG(a)	106	2,417
Deutsche Lufthansa AG*	2,749	28,559
Deutsche Pfandbriefbank AG, 144A	555	5,497
Deutsche Post AG	4,530	192,230
Deutsche Telekom AG	14,748	331,244
Deutz AG	470	2,893
DIC Asset AG	196	1,789
Draegerwerk AG & Co. KGaA	3	117
Duerr AG	298	11,252
E.ON SE	10,375	113,522
Eckert & Ziegler Strahlen- und Medizintechnik AG	62	3,531
Einhell Germany AG	3	517
Elmos Semiconductor SE	37	3,009
ElringKlinger AG	114	1,057
Encavis AG	570	11,181
Energiekontor AG	26	1,870
Evonik Industries AG	976	20,884

Evotec SE*	659	11,853
Fielmann AG	140	4,978
flatexDEGIRO AG*	288	2,463
Fraport AG Frankfurt Airport Services Worldwide*	166	9,000
Freenet AG	522	13,030
Fresenius Medical Care AG & Co. KGaA	907	35,419
Fresenius SE & Co. KGaA	1,909	52,558
GEA Group AG	772	33,985
Gerresheimer AG	154	13,544
GFT Technologies SE	75	3,181
GRENKE AG	115	3,588
Hamborner REIT AG REIT	336	2,662
Hamburger Hafen und Logistik AG	101	1,338
Hannover Rueck SE	281	54,598
HeidelbergCement AG	660	45,459
Heidelberger Druckmaschinen AG*	1,066	1,920
HelloFresh SE*	729	16,401
Henkel AG & Co. KGaA	457	31,637
Hensoldt AG	166	5,408
HOCHTIEF AG	101	6,888
Hornbach Holding AG & Co. KGaA	38	3,159
HUGO BOSS AG	249	17,050
Hypoport SE*	14	2,122
Indus Holding AG	142	3,447
Infineon Technologies AG	5,960	211,275
Instone Real Estate Group SE, 144A	181	1,704
Jenoptik AG	206	7,164
JOST Werke AG, 144A	51	2,908
K+S AG	856	20,362
KION Group AG	335	13,178
Kloeckner & Co. SE	275	2,981
Knorr-Bremse AG	325	22,145
Krones AG	62	7,555
KWS Saat SE & Co. KGaA	62	4,145
LANXESS AG	388	18,098
LEG Immobilien SE	326	23,716
MBB SE	3	251
Medios AG*	106	2,191
Mercedes-Benz Group AG	3,658	281,088
Merck KGaA	601	114,009
METRO AG*	556	5,025
MorphoSys AG*(a)	127	2,307
MTU Aero Engines AG	249	60,179
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	638	220,056
Nagarro SE*	36	3,694
Nemetschek SE	260	14,762
Nordex SE*	583	8,775
Norma Group SE	195	5,259
OHB SE	16	516
PATRIZIA SE	171	1,990
Pfeiffer Vacuum Technology AG	16	2,640
PNE AG	143	2,420
ProSiebenSat.1 Media SE	727	7,260
Puma SE	466	29,770
PVA TePla AG*	79	2,144
Rational AG	25	16,606
Rheinmetall AG	195	49,624
RWE AG	2,970	126,409
Salzgitter AG	132	5,554
SAP SE	4,761	541,238
Scout24 SE, 144A	361	19,825
Secunet Security Networks AG	3	731
SGL Carbon SE*(a)	184	1,726
Siemens AG	3,486	533,530
Siemens Energy AG*(a)	1,970	39,527
Siemens Healthineers AG, 144A	1,247	65,130
Siltronic AG	76	5,555
Sixt SE	62	8,400
SMA Solar Technology AG*	49	3,830
Software AG	261	5,176
Stabilus SE	106	7,175
Steico SE	28	1,629
STRATEC SE	28	2,280
Stroeer SE & Co. KGaA	168	9,436
Suedzucker AG	271	4,603
SUSE SA*	235	4,631
Symrise AG	595	60,919
Synlab AG	352	2,604
TAG Immobilien AG	646	5,148
Takkt AG	127	1,902
TeamViewer AG, 144A*	675	10,906
Telefonica Deutschland Holding AG	4,816	14,625
thyssenkrupp AG	2,050	15,404
Tonies Se, Class A*	658	4,037
United Internet AG	444	9,731
Varta AG(a)	105	3,129
VERBIO Vereinigte BioEnergie AG	101	5,081
Vitesco Technologies Group AG*	88	6,120
Volkswagen AG	131	23,389
Vonovia SE	3,326	83,902
Vossloh AG	41	1,756
Wacker Neuson SE	114	2,421
Wuestenrot & Wuerttembergische AG	75	1,363
Zalando SE, 144A*	999	39,730

(Cost $6,254,593)		5,890,706

Ireland - 2.3%
AerCap Holdings NV*	620	38,713
AIB Group PLC	4,777	20,443
Bank of Ireland Group PLC	5,066	55,887
Cairn Homes PLC	3,490	3,481
CRH PLC	3,432	161,609
Dalata Hotel Group PLC*	1,220	5,549

Flutter Entertainment PLC*	764	123,111
Glanbia PLC	871	10,788
Glenveagh Properties PLC, 144A*	2,843	2,992
Irish Residential Properties REIT PLC REIT	2,130	2,455
Kerry Group PLC, Class A	714	68,436
Kingspan Group PLC	699	45,528
Origin Enterprises PLC	483	2,161
Smurfit Kappa Group PLC	1,102	41,227
Uniphar PLC	895	3,105

(Cost $560,502)		585,485

Italy - 7.2%
A2A SpA	6,477	9,560
ACEA SpA	205	3,053
AMCO - Asset Management Co SpA, Class B*(c)	13	0
Amplifon SpA	568	16,449
Anima Holding SpA, 144A	1,066	4,612
Antares Vision SpA*	197	1,619
Ariston Holding NV	430	4,150
Arnoldo Mondadori Editore SpA	363	703
Ascopiave SpA	192	550
Assicurazioni Generali SpA	5,127	101,461
Autogrill SpA*	897	6,372
Azimut Holding SpA	453	10,766
Banca Generali SpA	259	8,955
Banca IFIS SpA	105	1,726
Banca Mediolanum SpA	963	9,346
Banca Monte dei Paschi di Siena SpA*	2,674	7,137
Banca Popolare di Sondrio SpA	2,323	11,804
Banco BPM SpA	6,448	28,133
BFF Bank SpA, 144A	620	6,158
Biesse SpA	49	883
BPER Banca	5,152	14,642
Brembo SpA	776	12,246
Brunello Cucinelli SpA	144	12,139
Buzzi Unicem SpA	493	11,341
Carel Industries SpA, 144A	166	4,635
Cementir Holding NV	101	865
CIR SpA-Compagnie Industriali*	2,935	1,353
Credito Emiliano SpA	351	3,022
Danieli & C Officine Meccaniche SpA(a)	49	1,327
Danieli & C Officine Meccaniche SpA-RSP	127	2,579
Datalogic SpA	75	700
Davide Campari-Milano NV	2,299	25,763
De’ Longhi SpA	363	9,061
DiaSorin SpA	133	16,058
Digital Bros SpA	28	657
Digital Value SpA*	13	991
doValue SpA, 144A	349	2,551
El.En. SpA	182	3,009
Enav SpA, 144A	1,143	5,051
Enel SpA	37,053	208,378
Eni SpA	11,441	161,744
ERG SpA	300	8,650
Esprinet SpA	210	1,606
Ferrari NV	568	147,370
Fila SpA	88	699
Fincantieri SpA*	1,897	1,203
FinecoBank Banca Fineco SpA	2,725	47,125
Gruppo MutuiOnline SpA	114	3,468
GVS SpA, 144A*	262	1,357
Hera SpA	4,644	12,393
Illimity Bank SpA*	246	1,735
Infrastrutture Wireless Italiane SpA, 144A	1,465	16,146
Interpump Group SpA	335	18,407
Intesa Sanpaolo SpA	73,089	198,020
Iren SpA	3,402	5,905
Italgas SpA	2,075	11,819
Iveco Group NV*	1,053	9,953
Juventus Football Club SpA*	3,631	1,173
Leonardo SpA	1,818	20,412
Maire Tecnimont SpA	457	1,846
MARR SpA	140	1,715
Mediobanca Banca di Credito Finanziario SpA	2,674	28,566
MFE-MediaForEurope NV, Class A	983	433
MFE-MediaForEurope NV, Class B	983	712
Moncler SpA	959	58,629
Nexi SpA, 144A*	2,607	21,100
OVS SpA, 144A	885	2,409
Pharmanutra SpA	15	952
Piaggio & C SpA	651	2,754
Pirelli & C SpA, 144A	1,530	7,803
Poste Italiane SpA, 144A	2,541	27,414
Prysmian SpA	1,113	42,815
RAI Way SpA, 144A	404	2,305
Recordati Industria Chimica e Farmaceutica SpA	470	19,954
Reply SpA	101	12,157
Safilo Group SpA*	1,479	2,188
Saipem SpA*	5,424	8,703
Salcef Group SpA	65	1,184
Salvatore Ferragamo SpA	208	3,960
Sanlorenzo SpA	51	2,328
Saras SpA*	2,234	3,384
Seco SpA*	140	727
Sesa SpA	36	4,649
Snam SpA	9,135	44,890
SOL SpA	153	3,924
Tamburi Investment Partners SpA	664	5,387
Technogym SpA, 144A	793	7,054
Technoprobe SpA*	594	3,794

Telecom Italia SpA*(a)	46,050	15,060
Terna - Rete Elettrica Nazionale	6,334	47,754
Tinexta SpA	114	2,906
Tod’s SpA*	100	3,793
UniCredit SpA	8,747	179,002
Unipol Gruppo SpA	1,736	9,185
Webuild SpA(a)	1,543	2,805
Wiit SpA	142	3,109
Zignago Vetro SpA	231	4,325

(Cost $1,800,258)		1,830,665

Luxembourg - 0.8%
APERAM SA	210	8,201
ArcelorMittal SA	2,450	73,711
Aroundtown SA(a)	4,837	12,545
B&S Group SARL, 144A	101	432
Befesa SA, 144A	158	8,266
Eurofins Scientific SE	635	44,328
Global Fashion Group SA*(a)	287	323
Grand City Properties SA	457	4,672
SES SA	1,749	11,791
Shurgard Self Storage Ltd.	106	5,191
Tenaris SA	2,289	37,962

(Cost $237,470)		207,422

Netherlands - 13.7%
Aalberts NV	456	22,206
ABN AMRO Bank NV, 144A	1,805	31,892
Adyen NV, 144A*	99	140,859
Aegon NV	7,979	41,631
Akzo Nobel NV	805	58,954
Alfen N.V., 144A*	103	8,312
AMG Advanced Metallurgical Group NV	127	5,010
Arcadis NV	335	13,890
Argenx SE*	257	93,020
ASM International NV	219	74,819
ASML Holding NV	1,838	1,135,327
ASR Nederland NV	694	31,608
Basic-Fit NV, 144A*(a)	262	9,211
BE Semiconductor Industries NV	325	25,218
Brunel International NV	101	1,248
CM.com NV*(a)	78	756
Corbion NV	244	9,177
Ebusco Holding NV*(a)	91	1,255
Eurocommercial Properties NV REIT	170	4,204
Euronext NV, 144A	378	27,643
EXOR NV*	495	40,817
Fastned BV*	36	1,310
Flow Traders Ltd.	127	3,081
Fugro NV*	457	5,757
Heineken Holding NV	534	45,722
Heineken NV	1,193	121,767
IMCD NV	259	41,064
ING Groep NV	16,999	238,521
JDE Peet’s NV	455	13,398
Just Eat Takeaway.com NV, 144A*	831	18,194
Koninklijke Ahold Delhaize NV	4,759	151,083
Koninklijke BAM Groep NV*	1,183	3,031
Koninklijke DSM NV	779	96,155
Koninklijke KPN NV	14,881	51,012
Koninklijke Philips NV	4,185	68,389
Koninklijke Vopak NV	311	9,928
NN Group NV	1,244	50,394
NSI NV REIT	76	1,869
OCI NV	468	15,543
Pharming Group NV*	2,181	2,641
PostNL NV	1,841	3,224
Prosus NV*	3,633	260,991
QIAGEN NV*	1,014	46,718
Randstad NV	570	35,028
SBM Offshore NV	507	7,435
Shop Apotheke Europe NV, 144A*	54	3,918
Signify NV, 144A	581	20,175
Sligro Food Group NV	101	1,701
Stellantis NV	10,228	179,084
TKH Group NV	183	8,451
TomTom NV*	275	2,123
Universal Music Group NV	3,402	80,422
Van Lanschot Kempen NV	114	3,328
Vastned Retail NV REIT	62	1,466
Wereldhave NV REIT	153	2,437
Wolters Kluwer NV	1,186	137,298

(Cost $3,223,037)		3,509,715

Poland - 0.0%
InPost SA*
(Cost $13,864)	1,113	9,227

Portugal - 0.6%
Altri SGPS SA(a)	249	1,221
Banco Comercial Portugues SA, Class R	35,302	8,521
Corticeira Amorim SGPS SA	194	2,005
CTT-Correios de Portugal SA	496	1,967
EDP - Energias de Portugal SA	12,843	64,877
Galp Energia SGPS SA	2,221	27,156
Greenvolt-Energias Renovaveis SA*	246	1,889
Jeronimo Martins SGPS SA	1,194	24,525
Navigator Co. SA	974	3,428
NOS SGPS SA	1,001	4,428
REN - Redes Energeticas Nacionais SGPS SA	1,702	4,582
Semapa-Sociedade de Investimento e Gestao	93	1,411
Sonae SGPS SA	4,893	5,367

(Cost $149,383)		151,377

Spain - 8.0%
Acciona SA	116	21,852
Acerinox SA	924	10,149

ACS Actividades de Construccion y Servicios SA	968	29,344
Aena SME SA, 144A*	338	52,338
Almirall SA	426	4,091
Amadeus IT Group SA*	2,074	130,304
Applus Services SA	794	5,576
Atresmedia Corp. de Medios de Comunicacion SA	327	1,190
Banco Bilbao Vizcaya Argentaria SA	27,433	213,934
Banco de Sabadell SA	25,443	33,208
Banco Santander SA	76,296	300,399
Bankinter SA	3,022	21,262
CaixaBank SA	19,849	85,069
Cellnex Telecom SA, 144A*	2,577	96,926
Cia de Distribucion Integral Logista Holdings SA	309	7,465
CIE Automotive SA	219	6,412
Construcciones y Auxiliar de Ferrocarriles SA	75	2,229
Corp ACCIONA Energias Renovables SA	309	11,969
Distribuidora Internacional de Alimentacion SA*	51,179	947
Ebro Foods SA(a)	270	4,638
EDP Renovaveis SA	1,272	26,114
eDreams ODIGEO SA*	297	1,907
Enagas SA	1,092	19,589
Ence Energia y Celulosa SA	418	1,598
Endesa SA	1,425	27,989
Faes Farma SA	1,390	5,072
Ferrovial SA	2,303	63,966
Fluidra SA(a)	453	7,872
Gestamp Automocion SA, 144A	599	2,769
Global Dominion Access SA, 144A	392	1,459
Grenergy Renovables SA*	41	1,264
Grifols SA*(a)	1,349	16,459
Iberdrola SA	27,879	320,383
Indra Sistemas SA(a)	586	7,401
Industria de Diseno Textil SA	4,976	153,104
Inmobiliaria Colonial Socimi SA REIT	1,662	11,936
Laboratorios Farmaceuticos Rovi SA	76	3,352
Lar Espana Real Estate Socimi SA REIT	353	2,065
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,595	2,579
Mapfre SA(a)	4,401	9,440
Mediaset Espana Comunicacion SA*(a)	157	547
Melia Hotels International SA*(a)	418	2,770
Merlin Properties Socimi SA REIT	1,427	13,569
Miquel y Costas & Miquel SA	130	1,711
Naturgy Energy Group SA	647	17,834
Neinor Homes SA, 144A*	210	2,032
Pharma Mar SA	63	3,720
Prosegur Cash SA, 144A	1,988	1,503
Prosegur Cia de Seguridad SA	1,014	2,098
Red Electrica Corp. SA	1,830	30,408
Repsol SA	6,389	101,399
Sacyr SA(a)	1,666	5,434
Solaria Energia y Medio Ambiente SA*	353	6,497
Soltec Power Holdings SA*	209	1,284
Talgo SA, 144A	402	1,531
Tecnicas Reunidas SA*(a)	127	1,460
Telefonica SA	24,046	97,893
Unicaja Banco SA, 144A	7,424	9,501
Vidrala SA	92	9,750
Viscofan SA	181	11,602

(Cost $2,210,674)		2,048,163

Switzerland - 0.6%
STMicroelectronics NV
(Cost $115,704)	3,121	149,952

United Kingdom - 0.5%
Allfunds Group PLC	1,178	10,304
CNH Industrial NV	4,543	74,600
Coca-Cola Europacific Partners PLC	924	50,820

(Cost $113,120)		135,724

TOTAL COMMON STOCKS
(Cost $24,688,311)		25,002,064

PREFERRED STOCKS - 1.5%
Germany - 1.5%
Bayerische Motoren Werke AG	302	28,668
Dr Ing hc F Porsche AG*	536	64,686
Draegerwerk AG & Co. KGaA	54	2,359
FUCHS PETROLUB SE	322	12,928
Henkel AG & Co. KGaA	804	58,524
Jungheinrich AG	197	7,289
Porsche Automobil Holding SE	685	38,950
Sartorius AG	114	48,545
Schaeffler AG	402	2,938
Sixt SE	64	5,192
STO SE & Co. KGaA	27	4,284
Volkswagen AG	858	117,214

(Cost $407,605)		391,577

RIGHTS - 0.0%
Austria - 0.0%
S IMMO AG*, expires 12/31/49(c)
(Cost $0)	188	0

WARRANTS - 0.0%
Italy - 0.0%
Webuild SpA*, expires 8/2/30(c)
(Cost $0)	38	22

Spain - 0.0%
Abengoa SA*, expires 3/31/25(c)
(Cost $43)	7,125	0

TOTAL WARRANTS
(Cost $43)		22

EXCHANGE-TRADED FUNDS - 0.4%
iShares Currency Hedged MSCI Eurozone ETF	3,214	100,245
iShares MSCI Eurozone ETF	100	4,358

TOTAL EXCHANGE-TRADED FUNDS (Cost $101,259)		104,603

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(d)(e)
(Cost $101,743)	101,743	101,743

CASH EQUIVALENTS - 0.7%
DWS Government Money Market Series “Institutional Shares”, 4.51%(d)
(Cost $174,043)	174,043	174,043

TOTAL INVESTMENTS - 100.6% (Cost $25,473,004)		$25,774,052
Other assets and liabilities, net - (0.6%)		(143,400)

NET ASSETS - 100.0%		$25,630,652

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023

COMMON STOCKS — 0.5%
Germany — 0.5%
Deutsche Bank AG(b)
53,391	68,029	(8,789)	(4,341)	10,914	—	—	9,551	119,204
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (d)(e)
999,756	—	(898,013)(f)	—	—	3,103	—	101,743	101,743
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 4.51%(d)
22,163	1,020,355	(868,475)	—	—	1,304	—	174,043	174,043

1,075,310	1,088,384	(1,775,277)	(4,341)	10,914	4,407	—	285,337	394,990

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $247,906, which is 1.0% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $160,626.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2023 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$4,293,672	16.9%
Industrials	4,236,653	16.6
Consumer Discretionary	3,898,918	15.4
Information Technology	3,187,133	12.6
Health Care	1,915,343	7.5
Consumer Staples	1,883,390	7.4
Materials	1,715,474	6.8
Utilities	1,478,015	5.8
Energy	1,249,494	4.9
Communication Services	1,142,745	4.5
Real Estate	392,826	1.6

Total	$25,393,663	100.0%

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
EURO STOXX 50 Futures	EUR	1	$41,870	$44,921	3/17/2023	$3,051

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

As of February 28, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	3/2/2023	EUR	3,247,600	USD	3,533,405	$98,418	$—
Goldman Sachs & Co.	3/2/2023	EUR	661,000	USD	719,161	20,021	—
JP Morgan & Chase Co.	3/2/2023	EUR	3,519,530	USD	3,829,238	106,630	—
RBC Capital Markets	3/2/2023	EUR	3,191,200	USD	3,472,042	96,709	—
RBC Capital Markets	3/2/2023	EUR	12,389,200	USD	13,310,585	206,526	—
Goldman Sachs & Co.	3/2/2023	USD	4,145,070	EUR	3,908,600	—	(10,943)
JP Morgan & Chase Co.	3/2/2023	USD	3,732,462	EUR	3,519,530	—	(9,854)
RBC Capital Markets	3/2/2023	USD	16,523,014	EUR	15,580,400	—	(43,622)
Goldman Sachs & Co.	4/4/2023	EUR	3,908,600	USD	4,153,185	9,995	—
JP Morgan & Chase Co.	4/4/2023	EUR	3,519,530	USD	3,739,765	8,996	—
RBC Capital Markets	4/4/2023	EUR	15,580,400	USD	16,555,359	39,842	—
RBC Capital Markets	4/4/2023	EUR	996,000	USD	1,058,310	2,531	—

Total unrealized appreciation (depreciation)						$589,668	$(64,419)

ß	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2023.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$25,002,064	$—	$0	$25,002,064
Preferred Stocks	391,577	—	—	391,577
Rights	—	—	0	0
Warrants(a)	—	—	22	22
Exchange-Traded Funds	104,603	—	—	104,603
Short-Term Investments(a)	275,786	—	—	275,786
Derivatives(b)
Forward Foreign Currency Contracts	—	589,668	—	589,668
Futures Contracts	3,051	—	—	3,051

TOTAL	$25,777,081	$589,668	$22	$26,366,771

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(64,419)	$—	$(64,419)

TOTAL	$—	$(64,419)	$—	$(64,419)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2023, the amount of transfers from Level 1 to Level 3 was $77. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEZ-PH3

R-089711-1 (5/24) DBX005195 (5/24)